UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             02/13/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   57

FORM 13F INFORMATION TABLE VALUE TOTAL:   $147,911,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                              BANTA ASSET MANAGEMENT

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

3M CO                          COM              88579Y101     2803    33240 SH       SOLE                  33240        0        0
ALCOA INC                      COM              013817101     2584    70690 SH       SOLE                  70690        0        0
ALTRIA GROUP INC               COM              02209S103     3915    51805 SH       SOLE                  51805        0        0
AMERICAN EXPRESS CO            COM              025816109     3020    58055 SH       SOLE                  58055        0        0
AMERICAN INTL GROUP INC        COM              026874107     5398    92583 SH       SOLE                  92583        0        0
BAC CAP TR V GTD CAP SEC 6.00  PREFERRED STOCKS 055184204      703    35375 SH       SOLE                  35375        0        0
BAC CAP TR X CAP SEC 6.25%     PREFERRED STOCKS 055189203      240    11725 SH       SOLE                  11725        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3377    81835 SH       SOLE                  81835        0        0
BAXTER INTL INC                COM              071813109      220     3786 SH       SOLE                   3786        0        0
BOEING CO                      COM              097023105     6180    70660 SH       SOLE                  70660        0        0
BROADRIDGE FINL SOLUTIONS INC  COM              11133T103     4530   201940 SH       SOLE                 201940        0        0
CATERPILLAR INC                COM              149123101     7164    98730 SH       SOLE                  98730        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      220    11450 SH       SOLE                  11450        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      567    30750 SH       SOLE                  30750        0        0
CITIGROUP INC                  COM              172967101     8434   286472 SH       SOLE                 286472        0        0
COCA COLA CO                   COM              191216100      236     3845 SH       SOLE                   3845        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      376    32825 SH       SOLE                  32825        0        0
COUNTRYWIDE CR INDS INC        COM              222372104      562    62885 SH       SOLE                  62885        0        0
COVIDIEN LTD                   COM              G2552X108     4603   103921 SH       SOLE                 103921        0        0
CUMMINS ENGINE INC             COM              231021106     3043    47780 SH       SOLE                  47780        0        0
DIAMONDS TR UNIT SER 1         COM              252787106      350     2643 SH       SOLE                   2643        0        0
EXXON MOBIL CORP               COM              30231G102      662     7069 SH       SOLE                   7069        0        0
FORD MTR CO CAP 6.5% 32        PREFERRED STOCKS 345395206      320     9848 SH       SOLE                   9848        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     3361    32807 SH       SOLE                  32807        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      668    28775 SH       SOLE                  28775        0        0
GENERAL ELEC CO                COM              369604103     5092   137355 SH       SOLE                 137355        0        0
GENERAL MTRS CORP DEB SR CONV  PREFERRED STOCKS 370442733      430    22320 SH       SOLE                  22320        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3061    14233 SH       SOLE                  14233        0        0
IBM                            COM              459200101     6143    56830 SH       SOLE                  56830        0        0
INTEL CORP                     COM              458140100      242     9070 SH       SOLE                   9070        0        0
JOHNSON & JOHNSON              COM              478160104     3554    53279 SH       SOLE                  53279        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      540    26100 SH       SOLE                  26100        0        0
JP MORGAN CHASE & CO           COM              46625H100     3377    77366 SH       SOLE                  77366        0        0
LEHMAN BROS HLDGS CAP TR IIIPF PREFERRED STOCKS 52519Y209      409    20550 SH       SOLE                  20550        0        0
LEHMAN BROS HLDGS CAP TR VI PF PREFERRED STOCKS 52520X208      601    29475 SH       SOLE                  29475        0        0
MERRILL LYNCH CAP TR I GTD CAP PREFERRED STOCKS 590199204      426    21925 SH       SOLE                  21925        0        0
MERRILL LYNCH CAP TR II PFD GD PREFERRED STOCKS 59024T203      495    25650 SH       SOLE                  25650        0        0
MERRILL LYNCH & CO INC         COM              590188108     2566    47810 SH       SOLE                  47810        0        0
MICROSOFT                      COM              594918104     2930    82299 SH       SOLE                  82299        0        0
NOKIA CORP SPONSORED ADR       COM              654902204    12525   326250 SH       SOLE                 326250        0        0
OPPENHEIMER STRATEGIC FDS TRIN MUTUAL FUNDS     68380K102       77    17481 SH       SOLE                  17481        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     5666    77172 SH       SOLE                  77172        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      716    37875 SH       SOLE                  37875        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      304    15515 SH       SOLE                  15515        0        0
SCHERING PLOUGH CORP           COM              806605101     1398    52484 SH       SOLE                  52484        0        0
SEARS HLDGS CORP               COM              812350106     2460    24110 SH       SOLE                  24110        0        0
SPDR TR UNIT SER 1             COM              78462F103      262     1789 SH       SOLE                   1789        0        0
STRYKER CORP                   COM              863667101      257     3435 SH       SOLE                   3435        0        0
TEXAS INSTRS INC               COM              882508104     6232   186600 SH       SOLE                 186600        0        0
TRANE INC                      COM              892893108     5120   109615 SH       SOLE                 109615        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306      445    21190 SH       SOLE                  21190        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     7132    93178 SH       SOLE                  93178        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3302    75571 SH       SOLE                  75571        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1397    63425 SH       SOLE                  63425        0        0
WABCO HLDGS INC                COM              92927K102     3207    64034 SH       SOLE                  64034        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      788    39200 SH       SOLE                  39200        0        0
ZIMMER HLDGS INC               COM              98956P102     3221    48690 SH       SOLE                  48690        0        0